Transactions with Related Parties	10 Months Ended	12 Months Ended
	Oct. 18, 2022	Dec. 31, 2024
Related Party Transactions [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties
The Manager provides the vessels with a wide range of shipping services such as chartering, technical support and maintenance, insurance, consulting, financial and accounting services, for a fixed daily fee of $440, as per the management agreement between the Manager and the vessel – owning companies.
For the period from January 1, 2022 to October 18, 2022 the management fees were $189,640 and are included in “Management fees” in the combined statement of comprehensive income.
The Manager provides also crew management services to the vessels. These services have been subcontracted by the Manager to an affiliated ship-management company, Hellenic Manning Overseas Inc. (ex. Navis Maritime Services Inc.). The Company pays to the Manager a fixed monthly fee of $1,500 per vessel and the related fees are included in “Operating expenses – related party” in the combined statement of comprehensive income.
On July 7, 2022, the Company entered into a memorandum of agreement for the disposal of the vessel “Eco Bushfire” to IMPP for a total of $20,500,000. The vessel was delivered to its new owners on September 21, 2022 and an aggregate gain of $9,268,610 was realized as a result of this sale which is included in the Company’s combined statement of comprehensive income under the caption “Net gain on sale of vessel”.
On July 7, 2022, the Company entered into a memorandum of agreement for the disposal of the vessel “Eco Angelbay” to IMPP for a total of $18,500,000. The vessel was delivered to its new owners on October 19, 2022.

3.	Transactions with Related Parties
The Manager provides the vessels with a wide range of shipping services such as chartering, technical support and maintenance, insurance, consulting, financial and accounting services, for a fixed daily fee of $440, as per the management agreement between the Manager and the Company.
Based on the management agreement between the Manager and the Company, the Manager also receives a brokerage commission of 1.25% on freight, hire and demurrage per vessel. In addition, the Manager arranges for supervision onboard the vessels, when required, by superintendent engineers and when such visits exceed a period of five days in a twelve-month period, an amount of $500 is charged for each additional day (the “Superintendent fees”).
The Manager also acts as a sales and purchase broker for the Company in exchange for a commission fee equal to 1% of the gross sale or purchase price of vessels or companies. The commission fees relating to vessels purchased (“Commissions – vessel purchased”) are capitalized to the cost of the vessels as incurred, and are included in “Vessels, net” in the consolidated balance sheets.
The Manager also provides crew management services to the vessels. These services have been subcontracted by the Manager to an affiliated ship-management company, Hellenic Manning Overseas Inc.. The Company pays to the Manager a fixed monthly fee of $2,500 per vessel for these services and the related expense is included in “Vessel operating expenses – related parties” in the consolidated statements of operations.
In addition to management services, the Company reimburses the Manager for the compensation of its executive officers (the “Executive compensation”). Furthermore, the Company rents office space from the Manager and incurs a rental expense (the “Rental Expense”). The related expenses are included in “General and administrative expenses – related parties” in the consolidated statement of operations.

In addition, an allocation of general and administrative expenses incurred by Imperial Petroleum Inc. up to June 21, 2023 has been included in General and administrative expenses of the Company based on the number of calendar days the Company’s vessels operated under Imperial Petroleum Inc.’s fleet compared to the number of calendar days of the total Imperial Petroleum Inc.’s fleet. These expenses consisted mainly of executive compensation, office rent, investor relations and consultancy fees (the “General and administrative expenses – related parties”).
The current account balance with the Manager at December 31, 2023 and 2024 was a liability of $461,695 and $1,441,251, respectively. The liability as at December 31, 2023 mainly relates to commissions on vessels purchased. The liability as at December 31, 2024 mainly represents payments made by the Manager on behalf of the Company.
On July 7, 2023, the Company entered into a memorandum of agreement with Imperial Petroleum Inc. for the acquisition of the vessel “Afrapearl II” for an aggregate consideration of $43,000,000 (Note 5). The vessel was delivered to the Company on July 14, 2023. 10% of the total consideration i.e. $4,300,000 was paid in cash, while the remaining amount of $38,700,000 was paid in July 2024 and had no stated interest. The vessel was recorded at its fair value of $40,000,000 as determined by an independent broker and the liability was recorded at $35,700,000 (the “Remaining Purchase Price”) on July 7, 2023. Since the payment of the remaining amount depended only on the passage of time, this arrangement was accounted for as seller financing and the financing component amounting to $3,000,000, being the difference between the Remaining Purchase Price and the amount of $38,700,000 that was paid in July 2024, was accounted for as interest over the life of the liability i.e. until July 2024. The interest expense amounting to $1,363,360 for the period from July 14, 2023 to December 31, 2023 and $1,636,640 for the period from January 1, 2024 to July 14, 2024 is included in “Interest and finance costs – related party” in the consolidated statement of operations.

On April 10, 2024, the Company entered into a memorandum of agreement with Transamerica Logistics Inc., a company affiliated with members of the family of the Company’s
Non-Executive
Chairman for the acquisition of the vessel “Eco Spitfire” for an aggregate consideration of $16,190,000 (Note 5). The vessel was delivered to the Company on May 10, 2024. 10% of the total consideration i.e. $1,619,000 was paid in cash, while the remaining amount of $14,571,000 is payable in April 2025 and has no stated interest. The vessel was recorded at its fair value of $15,000,000 as determined by an independent broker and the liability was recorded at $13,381,000 (the “Remaining purchase price”) on May 10, 2024. Since the payment of the remaining amount of $14,571,000 depends only on the passage of time, this arrangement has been accounted for as seller financing and the financing component amounting to $1,190,000, being the difference between the Remaining purchase price and the amount of $14,571,000 payable in April 2025, will be accounted for as interest over the life of the liability i.e. until April 2025. The interest expense amounting to $824,065 for the period from May 10, 2024 to December 31, 2024 is included in “Interest and finance costs – related party” in the consolidated statement of operations.
The current account balance with Imperial Petroleum Inc. at December 31, 2024 was a liability of $162,500 (2023: $38,069,321). The liability relates to the accrued dividend payable on Series A Preferred Shares. At December 31, 2023 the liability related to the outstanding amount for the acquisition of the vessel “Afrapearl II which included the Remaining Purchase Price, accrued interest of $1,363,360 and payables of $843,461 mainly related to inventory on board the vessel as well as the accrued dividend payable on Series A Preferred Shares amounting to $162,500 (Note 8).
The current account balance with Transamerica Logistics Inc., the company affiliated with members of the family of the Company’s
Non-Executive
Chairman, at December 31, 2024 was a liability of $14,715,810 (2023: nil). The liability relates to the outstanding amount for the acquisition of the vessel “Eco Spitfire” which includes the Remaining purchase price, accrued interest of $824,065 and payables of $510,745 relating to inventory on board the vessel.

The amounts charged by the Company’s related parties comprised the following:

	Location in consolidated statements of operations	Period from July 25, 2022 to December 31, 2022	Year ended December 31, 2023	Year ended December 31, 2024
Management fees charged by Brave Maritime Corp.	Management fees – related parties	—	245,520	586,960
Management fees charged by Stealth Maritime Corp.	Management fees – related parties	77,440	150,480	—
Brokerage commissions charged by Brave Maritime Corp.	Voyage expenses – related parties	—	283,141	522,628
Brokerage commissions charged by Stealth Maritime Corp.	Voyage expenses – related parties	40,833	57,125	—
Superintendent fees	Vessels’ operating expenses – related parties	2,000	5,500	25,500
Crew management fees charged by Brave Maritime Corp.	Vessels’ operating expenses – related parties	—	43,750	109,167
Crew management fees charged by Stealth Maritime Corp.	Vessels’ operating expenses – related parties	5,000	30,000	—
General and administrative expenses – former parent	General and administrative expenses-related parties	121,327	268,089	—
Executive compensation	General and administrative expenses-related parties	—	252,785	445,866
Rental expense	General and administrative expenses-related parties	—	—	33,422
Commissions – vessel purchased	Vessels, net	390,000	430,000	161,900
Interest expense	Interest and finance costs – related party	—	1,363,360	2,460,705